U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 24F - 2
                        Annual Notice of Securities Sold
                            Pursuant to Rule 24F - 2


            READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.


1 .     Name and address of issuer:              The Glenmede Portfolios
                                                 One South Street
                                                 Baltimore, MD  21202


2. Name of each series or class of funds for which this notice is filed: (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]


3 .     Investment Company Act File Number:                811 - 6578

        Securities Act File Number:                        33 - 46593


4 (a).  Last day of fiscal year for which this notice is filed: October 31, 1998


4 (b). Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
        (See Instruction A.2)                                                [ ]

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

4 (c). Check box if this is the last time the issuer will be filing this
       Form.                                                                 [ ]


5 . Calculation of registration fee: (see attached Schedule A)

        (i)       Aggregate sale price of securities sold during
                  the fiscal year pursuant to section 24(f):                                            $10,976,700.00
                                                                                                    ------------------
        (ii)      Aggregate price of securities redeemed or
                  repurchased during the fiscal year:                                   -$5,476,786.00
                                                                                    ------------------
        (iii)     Aggregate price of securities redeemed or repurchased
                  during any prior fiscal year ending no earlier than
                  October 11, 1995 that were not previously used to
                  reduce registration fees payable to the
                  Commission:                                                                    $0.00
                                                                                    ------------------
                     *All  shares repurchased or redeemed in fiscal years ended
                     October 31, 1996 and October 31, 1997 were prepaid and are included in Item 6.

        (iv)      Total available redemption credits [add
                  Items 5(ii) and 5(iii)]:                                                              -$5,476,786.00
                                                                                                    ------------------
        (v)       Net sales -- if Item 5(i) is greater than Item -5(iv)
                  [subtract Item 5(iv) from
                  Item 5(i)]:                                                                            $5,499,914.00
                                                                                                    ------------------
        (vi)      Redemption credits available for use in future years
                  --if Item 5(i) is less than Item 5(iv) [subtract Item 5
                  (iv)
                  From Item 5(i)]:                                                               $0.00
                                                                                    ------------------
        (vii)     Multiplier for determining registration fee (See
                  Instruction C.9):                                                                           0.000278
                                                                                                    ------------------
        (viii) Registration fee due [multiply Item 5(v) by Item
                  5(vii)] (enter "0" if no fee is due):                                                      $1,528.98
                                                                                                    ------------------

6 .     Prepaid shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
        Act of 1933 pursuant to rule 24e-2 as in effect before October
        11, 1997, then report the amount of securities (number of shares or other units) deducted here: ____________________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are abailable for use by the issuer in future fiscal years, then state that number here:
        ____________.

7 .     Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                                                       +         $0.00
                                                                                                    ------------------

8.      Total of the amount of the registration fee due plus any
        interest due [line 5(viii) plus line 7]:
                                                                                                       =     $1,528.98
                                                                                                    ------------------


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                  Method of Delivery:

                                            [X] Wire Transfer

                                            [ ] Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

        By  (Signature and Title)
                                             -----------------------------------
                                             Joseph A. Finelli, Treasurer
                                             -----------------------------------
        Date   1/29/99
             ---------------------
Please print the name and title of the signing officer below the signature.

                                    EXHIBIT A

                                                                                                                      (C)
                                                                                                                Aggregate Sales
                                                                                                                   Price of
                                                                                                                   Portfolio
                                 (A)                                         (B)                                Securities Sold
                                                                                                                      in
                          Gross Sales Price                           Gross Sales Price       Dividend           Reliance Upon
                            of Portfolio           Subscriptions        of Port. Secs       reinvestment          Rule 24f-2
  Name of Portfolio        Securities Sold             Shares            Reinvested            Shares               (A + B)

Muni Intermediate       $          3,657,100            349,623 $                 0                 0               3,657,100

NJ Muni                            7,319,600            711,528                   0                 0               7,319,600

TOTAL                   $         10,976,700          1,061,151 $                 0                 0              10,976,700

Tax Managed Equity      $         28,323,587          1,338,491 $          3,256,261           162,302             31,579,848

Small Cap Advisor                 63,183,585          3,276,263            2,539,862           168,225             65,723,447

Small Cap Inst.                   46,591,955          2,525,066              539,447            32,287             47,131,402

Large Cap Value                   14,327,914          1,024,056            9,313,621           803,373             23,641,535

Core Fixed Income                127,826,843         12,129,104              168,612            15,980            127,995,455

Government Cash                4,934,846,426      4,934,846,426               10,445            10,445          4,934,856,871

Tax-Exempt Cash                1,181,491,843      1,181,491,843                4,882             4,882          1,181,496,725

International                    116,341,225          7,458,914            5,935,778           386,308            122,277,003

Inst. Intl                        31,584,734          1,955,404            1,486,097            97,949             33,070,831

Global Equity                     25,000,000          2,500,000              175,000            17,766             25,175,000

Emerging Markets                  11,768,648          1,481,370                   0                 0              11,768,648

TOTAL                   $      6,581,286,760      6,150,026,937           23,430,005         1,699,517          6,604,716,765




                                 (D)
                              Aggregate
                           Redemption Price                              Aggregate Sales
                             of Portfolio                               Price of Portfolio
                              Securities                               Securities on Which                         SEC Fee
                           Redeemed During            Redemptions       Fee will be Based       Net Sub/Red     Net subs/reds
  Name of Portfolio          Fiscal Year                Shares            (C) minus (D)           Shares          *0.000278

Muni Intermediate       $           3,199,213          (306,643) $               457,887           42,980            127.29

NJ Muni                             2,277,573          (221,997)               5,042,027          489,531          1,401.69

TOTAL                   $           5,476,786          (528,640) $             5,499,914          532,511          1,528.98

Tax Managed Equity      $          23,348,073        (1,111,608)               8,231,775          389,185          2,288.43

Small Cap Advisor                 110,998,305        (6,111,628)           (45,274,858)      (2,667,140)       (12,586.41)

Small Cap Inst.                     8,748,975          (483,254)              38,382,427        2,074,099         10,670.31

Large Cap Value                    20,983,243        (1,522,969)               2,658,292          304,460            739.01

Core Fixed Income                 141,755,565       (13,454,160)           (13,760,110)      (1,309,076)        (3,825.31)

Government Cash                 4,955,729,324    (4,955,729,324)           (20,872,453)     (20,872,453)        (5,802.54)

Tax-Exempt Cash                 1,086,514,871    (1,086,514,871)              94,981,854       94,981,854         26,404.96

International                      75,953,594        (4,917,999)              46,323,409        2,927,223         12,877.91

Inst. Intl                         18,459,784        (1,179,331)              14,611,047          874,022          4,061.87

Global Equity                              0                   0              25,175,000        2,517,766          6,998.65

Emerging Markets                   18,608,565        (2,474,198)            (6,839,917)        (992,828)        (1,901.50)

TOTAL                   $       6,461,100,299$   (6,073,499,342)             143,616,466       78,227,112         39,925.38

                                                                                  39,925








                                              Fee
                                         Net subs/reds
  Name of Portfolio                        *0.000278

Muni Intermediate             457,887        127.29

NJ Muni                     5,042,027       1,401.69

TOTAL                                       1,528.98

Tax Managed Equity          8,231,775       1,426.69

Small Cap Advisor

Small Cap Inst.            38,382,427       6,652.23

Large Cap Value             2,658,292         460.72

Core Fixed Income

Government Cash

Tax-Exempt Cash            94,981,854      16,461.73

International              46,323,409       8,028.52

Inst. Intl                 14,611,047       2,532.31

Global Equity              25,175,000       4,363.19

Emerging Markets

TOTAL                     230,363,804      39,925.39